Business acquisitions	12 Months Ended
Dec. 31, 2020
Business acquisitions
Business acquisitions

5.           Business acquisitions:

On September 26, 2019, the Company, through its wholly-owned subsidiary, TMS NeuroHealth Centers, Inc., completed the acquisition of all of the issued and outstanding membership interests of each of Achieve TMS Centers, LLC and Achieve TMS Alaska, LLC (collectively “Achieve TMS”) for a purchase price of $10,596,912 (net of Achieve TMS’ cash), of which $2,611,044 of the purchase price was satisfied through the issuance of an aggregate of 1,431,736 common shares of the Company to the vendors and the remainder was settled in cash (the “Acquisition”), less deferred and contingent consideration of $1,274,402. The common shares issued as partial consideration for the purchase price were valued at C$2.42 per common share, based on a price per common share equal to the volume-weighted average trading price of the Company’s common shares on the Toronto Stock Exchange for the five trading days ending two trading days prior to the closing of the Acquisition.

In addition, the Acquisition is subject to an earn-out based on the earnings before interest, tax, depreciation and amortization (EBITDA) achieved by Achieve TMS during the twelve-month period following the closing of the Acquisition. The value of the purchase price payable subject to the earn-out was estimated by management at the acquisition date using a probability weighted valuation technique. All subsequent changes in the fair value of this liability are recognized in the consolidated statements of net loss and comprehensive loss. As at the acquisition date, the Company estimated the purchase price payable in respect to the earn out to be nil. The earn-out payable has since been finalized at $10,319,429 (see note 24(c)).

Achieve TMS operates TMS centers in California, Oregon and Alaska, with a particular focus on deep TMS therapy. The Acquisition provides the Company with a national footprint of over 100 TMS Centers and a platform for further West Coast expansion through excellent brand recognition, physician reputation and high visibility within the West Coast TMS community.

The Acquisition has been accounted for using the acquisition method of accounting. The allocation of the purchase price consideration for the Acquisition is final and is comprised as follows:

Purchase consideration

Cash	$6,886,812
Share issuance	2,611,044
Deferred and contingent consideration	1,274,402
10,772,258
Net assets acquired

Cash	175,346
Current assets	886,392
Capital and other assets	6,321,730
Current liabilities	(1,233,400)
Long-term liabilities	(5,415,460)
Covenants not to compete	310,000
Management services agreement	6,020,000
7,064,608

Goodwill	$3,707,650

On September 26, 2019, Achieve TMS entered into a management services agreement (the “MSA”) with a professional corporation owned by two physicians. Pursuant to the MSA, the Company provides the professional corporation with management, administration and support services. This MSA is the key intangible asset identified as part of the Acquisition and drives the value of the business. The MSA is valued using the multi-period excess earnings method.

The Acquisition purchase agreement included a covenant not to compete for the sellers. Pursuant to this covenant, the sellers are not allowed to compete with Achieve TMS for a period of 5 years from the date of the Acquisition. This intangible asset is valued using the with-and-without method.

The purchase price allocation is final. The goodwill is primarily attributable to the ability to expand the Company’s national footprint and the synergies expected to result from combining Achieve TMS’ operations with the Company. Goodwill is deductible for tax purposes. As a December 31, 2020, the carrying amount of the goodwill allocated to the Achieve TMS CGU is $3,707,650. There is no carrying amount of goodwill allocated to any other CGU.

For the year ended December 31, 2020, nil (December 31, 2019, $385,674) acquisition-related costs have been incurred and are included in corporate, general and administrative expenses on the consolidated statements of net loss and comprehensive loss . During the year ended December 31, 2020, the Company paid $224,402 in deferred and contingent consideration (December 31, 2019 – nil). The remaining deferred and contingent consideration payable balance, excluding the earn-out payable, as at December 31, 2020 is $1,050,000 (December 31, 2019 - $1,274,402) and the related cash is held in an escrow account.